                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Kingdon Capital Management, L.L.C.
Address: 152 West 57th Street
         New York, New York  10019


Form 13F File Number: 28-3496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter J. Cobos
Title:   Chief Financial Officer
Phone:   (212) 333-0100

Signature, Place, and Date of Signing:

    /s/ Peter J. Cobos     New York, New York   February 14, 2002
    _____________________  __________________   _________________
         [Signature]          [City, State]       [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     167

Form 13F Information Table Value Total:     $2,379,959,035


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-3498                  Mark Kingdon



























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

                                                KINGDON CAPITAL MANAGEMENT, LLC.
                                                            FORM 13F
                                                        December 31, 2001
  COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                                          SHRS
                     TITLE                    MARKET      OR       SH/ PUT    INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER       OF CLASS      CUSIP      VALUE       PRN AMT  PRN CALL   DISCRETION     MGRS    SOLE    SHARED    NONE
--------------       --------      -----      -------     ------   --------   ----------     ----    ----------------------

Ace Ltd.            Common Stock G0070K10  54,210,530.00  1,350,200            Shared-Other  1        Sole
Adelphia Comm.
  Corp.             Common Stock 00684810  26,503,000.00    850,000            Shared-Other  1        Sole
AFC Enterprises     Common Stock 00104Q10   7,095,000.00    250,000            Shared-Other  1        Sole
Agco Corp.          Common Stock 00108410  15,780,000.00  1,000,000            Shared-Other  1        Sole
Agilent Tech. Inc.  Common Stock 00846U10  14,967,750.00    525,000            Shared-Other  1        Sole
Alliance Data Sys.  Common Stock 01858110   8,303,440.00    433,600            Shared-Other  1        Sole
Allied Waste        Common Stock 01958930  21,411,271.00  1,522,850            Shared-Other  1        Sole
Amgen Inc.          Common Stock 03116210  56,209,923.00    996,100            Shared-Other  1        Sole
AMR Corp.           Common Stock 00176510   6,651,000.00    300,000            Shared-Other  1        Sole
Anthem Inc.         Common Stock 03674B10  32,521,500.00    657,000            Shared-Other  1        Sole
AntiGenics Inc      Common Stock 03703210   3,093,224.12    189,652            Shared-Other  1        Sole
Apria Healthcare
  Group Inc.        Common Stock 03793310   8,121,750.00    325,000            Shared-Other  1        Sole
Aramark Worldwide   Common Stock 03852110  12,105,000.00    450,000            Shared-Other  1        Sole
Art Tech. Group
  Inc.              Common Stock 04289L10   8,482,439.12  2,451,572            Shared-Other  1        Sole
ARV Assisted Living Common Stock 00204C10   1,404,494.00    771,700            Shared-Other  1        Sole
AT & T Corp.        Common Stock 00195710  41,268,500.00  2,275,000            Shared-Other  1        Sole
ATI Tech. Inc.      Common Stock 00194110   9,439,430.00    746,200            Shared-Other  1        Sole
AudioCodes Ltd.     Common Stock M1534210   1,407,504.00    251,340            Shared-Other  1        Sole
Aviron              Common Stock 05376210  29,820,000.00    600,000            Shared-Other  1        Sole
BankAmerica Corp.   Common Stock 06050510  12,590,000.00    200,000            Shared-Other  1        Sole
Barrick Gold Corp.  Common Stock 06790110  17,785,845.00  1,115,100            Shared-Other  1        Sole
Baxter Int'l        Common Stock 07181310  32,178,000.00    600,000            Shared-Other  1        Sole
BEA Systems Inc.    Common Stock 07332510  12,304,000.00    800,000            Shared-Other  1        Sole
Biogen Inc.         Common Stock 09059710   7,054,050.00    123,000            Shared-Other  1        Sole
Cablevision NY
  Grp.Cl.A          Common Stock 12686C10  50,297,000.00  1,060,000            Shared-Other  1        Sole
Cablevision NY      Preferred
  Grp.Pref.           Stock     29477R103   6,675,000.00    150,000            Shared-Other  1        Sole
Century Business
  Serv.             Common Stock 15649010     773,490.00    336,300            Shared-Other  1        Sole
Cephalon Inc.       Common Stock 15670810  30,232,000.00    400,000            Shared-Other  1        Sole
Check Point
  Software          Common Stock M2246510  11,967,000.00    300,000            Shared-Other  1        Sole
CNET Networks Inc.  Common Stock 12613R10   6,265,000.00    700,000            Shared-Other  1        Sole
Coca Cola Femsa ADS ADR          19124110     754,632.00     37,600            Shared-Other  1        Sole


                                4




Community Health
  Sys.              Common Stock 20366810  25,500,000.00  1,000,000            Shared-Other  1        Sole
Compaq              Common Stock 20449310  19,520,000.00  2,000,000            Shared-Other  1        Sole
Computer Assoc.     Common Stock 20491210  16,382,750.00    475,000            Shared-Other  1        Sole
Continental
  Airlines          Common Stock 21079530  28,831,000.00  1,100,000            Shared-Other  1        Sole
CSX Corp.           Common Stock 12640810  16,042,385.00    457,700            Shared-Other  1        Sole
Cummins Inc.        Common Stock 23102110   9,091,586.00    235,900            Shared-Other  1        Sole
CV Therapeutics     Common Stock 12666710  67,267,062.00  1,293,100            Shared-Other  1        Sole
Cypress Semi.       Common Stock 23280610   5,979,000.00    300,000            Shared-Other  1        Sole
dELiA*s Corp.       Common Stock 24688Q10   5,036,380.00    838,000            Shared-Other  1        Sole
Delta Air Lines     Common Stock 24736110  29,260,000.00  1,000,000            Shared-Other  1        Sole
DepoMed Inc.        Common Stock 24990810   1,971,202.79    468,108            Shared-Other  1        Sole
Documentum Inc.     Common Stock 25615910   2,654,184.00    122,200            Shared-Other  1        Sole
Dow Chemical        Common Stock 26054310  23,646,000.00    700,000            Shared-Other  1        Sole
Dow Jones & Co.     Common Stock 26056110  10,519,106.00    192,200            Shared-Other  1        Sole
Dreyers             Common Stock 26187810  17,279,437.00    448,700            Shared-Other  1        Sole
Dynegy Inc. Cl. A   Common Stock 26816Q10   8,925,000.00    350,000            Shared-Other  1        Sole
EarthLink Inc.      Common Stock 27032110   7,302,000.00    600,000            Shared-Other  1        Sole
El Paso Corp.       Common Stock 28336L10  28,996,500.00    650,000            Shared-Other  1        Sole
Electrobras
  Centrais Pref.
  ADR               ADR          15234Q10   1,746,394.00    260,000            Shared-Other  1        Sole
Eli Lilly & Co.     Common Stock 53245710  31,416,000.00    400,000            Shared-Other  1        Sole
EMC Corp.           Common Stock 26864810  20,832,000.00  1,550,000            Shared-Other  1        Sole
Emulex Corp.        Common Stock 29247520  11,859,000.00    300,000            Shared-Other  1        Sole
Enchira Biotech.
  Corp.             Common Stock 29251Q10     480,000.00  1,000,000            Shared-Other  1        Sole
Enterasys Networks  Common Stock 29363710   4,425,000.00    500,000            Shared-Other  1        Sole
Everest Reinsure    Common Stock G3223R10  21,210,000.00    300,000            Shared-Other  1        Sole
Extreme Networks    Common Stock 30226D10   8,385,000.00    650,000            Shared-Other  1        Sole
Finisar             Common Stock 31787A10   8,558,750.00    835,000            Shared-Other  1        Sole
First Health Group  Common Stock 32096010   8,659,000.00    350,000            Shared-Other  1        Sole
Flamel Tech. ADR    ADR          33848810   1,677,000.00    645,000            Shared-Other  1        Sole
Flir Systems Inc.   Common Stock 30244510  12,205,124.50    321,950            Shared-Other  1        Sole
Foot Locker Inc.    Common Stock 34484910   7,839,085.00    500,900            Shared-Other  1        Sole
Foundry Networks    Common Stock 35063R10   7,742,500.00    950,000            Shared-Other  1        Sole
FreeMarkets         Common Stock 35660210   7,191,000.00    300,000            Shared-Other  1        Sole
Fresenius D         Class D
                      Preferred
                      ADR        35802920      15,842.20    416,900            Shared-Other  1        Sole
Gateway 2000        Common Stock 36762610  14,070,804.00  1,750,100            Shared-Other  1        Sole
Gemstar - TV Guide
  Int'l             Common Stock 36866W10   8,298,000.00    300,000            Shared-Other  1        Sole
Genesis Microchip   Common Stock 37193310  12,868,050.00    195,000            Shared-Other  1        Sole
GlobespanVirata     Common Stock 37957V10   6,480,000.00    500,000            Shared-Other  1        Sole
Goldcorp Inc.       Common Stock 38095640     267,740.00     22,000            Shared-Other  1        Sole
GreenPoint
  Financial Corp    Common Stock 39538410  14,300,000.00    400,000            Shared-Other  1        Sole
Handspring Inc.     Common Stock 41029310   5,384,000.00    800,000            Shared-Other  1        Sole
Harmonic Inc.       Common Stock 41316010   3,355,984.00    279,200            Shared-Other  1        Sole


                                5




HCA Inc.            Common Stock 40411910  21,158,460.00    549,000            Shared-Other  1        Sole
Health Mgmt. Sys.   Common Stock 42219M10   1,413,000.00    450,000            Shared-Other  1        Sole
I2 Tech.            Common Stock 46575410  17,775,000.00  2,250,000            Shared-Other  1        Sole
ICN Pharm. Inc.     Common Stock 44892410  40,307,200.00  1,203,200            Shared-Other  1        Sole
IDEC
  Pharmaceuticals   Common Stock 44937010  13,784,000.00    200,000            Shared-Other  1        Sole
Impax Laboratories  Common Stock 45256B10   8,796,650.00    655,000            Shared-Other  1        Sole
International Paper Common Stock 46014610  40,955,250.00  1,015,000            Shared-Other  1        Sole
Interpublic Grp.
  of Co.            Common Stock 46069010   5,908,000.00    200,000            Shared-Other  1        Sole
Intersil Corp.      Common Stock 46069S10   9,675,000.00    300,000            Shared-Other  1        Sole
Int'l Flav. & Frag. Common Stock 45950610  16,340,500.00    550,000            Shared-Other  1        Sole
J D Edwards & Co.   Common Stock 28166710  17,272,500.00  1,050,000            Shared-Other  1        Sole
Kindred Healthcare  Common Stock 49458010  11,583,000.00    225,000            Shared-Other  1        Sole
Knight Ridder Inc.  Common Stock 49904010  11,109,523.00    171,100            Shared-Other  1        Sole
Kookmin Bank ADR    ADR          50049M10     956,667.70     24,593            Shared-Other  1        Sole
Korea Telecom ADR   ADR          50063P10  18,805,250.00    925,000            Shared-Other  1        Sole
Kraft Foods Inc.    Common Stock 50075N10  22,970,250.00    675,000            Shared-Other  1        Sole
Laser Mortgage      Common Stock 51806D10     447,920.00    407,200            Shared-Other  1        Sole
Lawson Software     Common Stock 52078010   5,197,500.00    330,000            Shared-Other  1        Sole
LifePoint Hospitals Common Stock 53219L10  13,891,724.00    408,100            Shared-Other  1        Sole
Limited             Common Stock 53271610   5,572,992.00    378,600            Shared-Other  1        Sole
Lincare Holdings    Common Stock 53279110  10,534,605.00    367,700            Shared-Other  1        Sole
Lockheed Martin Co. Common Stock 53983010  30,335,500.00    650,000            Shared-Other  1        Sole
LSI Logic Corp.     Common Stock 50216110  15,622,200.00    990,000            Shared-Other  1        Sole
 Manor Care Inc.    Common Stock 56405510   5,927,500.00    250,000            Shared-Other  1        Sole
Marvell Tech. Group Common Stock G5876H10  10,746,000.00    300,000            Shared-Other  1        Sole
Masco Corp.         Common Stock 57459910  12,250,000.00    500,000            Shared-Other  1        Sole
Maxtor Corp.        Common Stock 57772920   8,844,300.00  1,395,000            Shared-Other  1        Sole
McData Corp.        Common Stock 58003110  11,812,955.00    469,700            Shared-Other  1        Sole
Medimmune Inc.      Common Stock 58469910   9,260,000.00    200,000            Shared-Other  1        Sole
Micron Tech.        Common Stock 59511210  31,000,000.00  1,000,000            Shared-Other  1        Sole
Microsoft           Common Stock 59491810  82,322,250.00  1,242,600            Shared-Other  1        Sole
Microtune Inc.      Common Stock 59514P10   4,690,000.00    200,000            Shared-Other  1        Sole
Midway Games Inc.   Common Stock 59814810   3,002,000.00    200,000            Shared-Other  1        Sole
Mine Safety
  Appliances        Common Stock 60272010   5,330,514.75    132,765            Shared-Other  1        Sole
Mirant Corp.        Common Stock 60467510   8,010,000.00    500,000            Shared-Other  1        Sole
mm02 Plc            ADR          55309W10     166,320.00     13,200            Shared-Other  1        Sole
Nat'l Semiconductor Common Stock 63764010   9,237,000.00    300,000            Shared-Other  1        Sole
Netopia Inc.        Common Stock 64114K10   2,647,554.00    484,900            Shared-Other  1        Sole
Network Appliance   Common Stock 64120L10  11,523,303.00    526,900            Shared-Other  1        Sole
Newmont Mining
  Corp.             Common Stock 65163910   8,719,893.00    456,300            Shared-Other  1        Sole
Next Level Comm.    Common Stock 65333U10   2,533,143.00    765,300            Shared-Other  1        Sole
Nextel Comm. Inc.   Common Stock 65332V10  22,584,375.00  2,062,500            Shared-Other  1        Sole
Nike Inc.           Common Stock 65410610  28,120,000.00    500,000            Shared-Other  1        Sole
Norfolk Southern
  Corp.             Common Stock 65584410  14,664,000.00    800,000            Shared-Other  1        Sole
Northrop Grumman    Common Stock 66680710  36,291,600.00    360,000            Shared-Other  1        Sole
NVIDIA Corp.        Common Stock 67066G10  13,380,000.00    200,000            Shared-Other  1        Sole


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

Olin Corp.          Common Stock 68066520  10,655,224.50    660,175            Shared-Other  1        Sole
Optical Comm.
  Products Inc.     Common Stock 68382T10   1,182,000.00    300,000            Shared-Other  1        Sole
Packaging Corp. of
  Amer.             Common Stock 69515610  30,308,685.00  1,669,900            Shared-Other  1        Sole
Palm Inc.           Common Stock 69664210   4,074,000.00  1,050,000            Shared-Other  1        Sole
Park Place Ent.     Common Stock 70069010   9,399,250.00  1,025,000            Shared-Other  1        Sole
Phelps Dodge Corp.  Common Stock 71726510  16,200,000.00    500,000            Shared-Other  1        Sole
Pohang Iron &
  Steel ADR         ADR          73045010   1,150,000.00     50,000            Shared-Other  1        Sole
Precise Software    Common Stock M4145010   6,210,000.00    300,000            Shared-Other  1        Sole
Proxim Inc.         Common Stock 74428410   8,416,128.00    848,400            Shared-Other  1        Sole
Prudential
  Financial         Common Stock 74432010  33,355,950.00  1,005,000            Shared-Other  1        Sole
QLogic Corp.        Common Stock 74727710  11,799,175.00    265,150            Shared-Other  1        Sole
RadioShack Corp.    Common Stock 75043810  15,050,000.00    500,000            Shared-Other  1        Sole
Raytheon Co.        Common Stock 75511150  21,745,159.00    669,700            Shared-Other  1        Sole
Redback Networks    Common Stock 75720910   4,740,000.00  1,200,000            Shared-Other  1        Sole
Regeneron Pharm.    Common Stock 75886F10   6,032,056.00    215,200            Shared-Other  1        Sole
Renaissance Re
  Hldgs.            Common Stock G7496G10  19,080,000.00    200,000            Shared-Other  1        Sole
RSA Security Inc.   Common Stock 74971910  24,838,137.00  1,428,300            Shared-Other  1        Sole
Sabre Holdings
  Corp.             Common Stock 78590510  23,711,765.00    559,900            Shared-Other  1        Sole
Sanmina Corp.       Common Stock 80090710   9,008,181.00    452,900            Shared-Other  1        Sole
Satyam Computer     ADR          80409810   1,110,078.00    101,100            Shared-Other  1        Sole
Schering Plough     Common Stock 80660510  26,857,500.00    750,000            Shared-Other  1        Sole
Scientific Atlanta  Common Stock 80865510   7,182,000.00    300,000            Shared-Other  1        Sole
SeeBeyond Tech.     Common Stock 81570410   5,510,570.00    568,100            Shared-Other  1        Sole
Shire Pharm.Group   ADR          82481R10  18,300,000.00    500,000            Shared-Other  1        Sole
Solectron Corp.     Common Stock 83418210  11,562,000.00  1,025,000            Shared-Other  1        Sole
Sonus Networks Inc. Common Stock 83591610   4,867,260.00  1,058,100            Shared-Other  1        Sole
Sorrento Networks   Common Stock 83586Q10   2,790,000.00    775,000            Shared-Other  1        Sole
Sprint Corp PCS     Common Stock 85206150   6,712,750.00    275,000            Shared-Other  1        Sole
Stratos Lightwave
  Inc.              Common Stock 86310010   8,917,500.00  1,450,000            Shared-Other  1        Sole
Sun Microsystems    Common Stock 86681010  15,375,000.00  1,250,000            Shared-Other  1        Sole
Symbol Tech. Inc.   Common Stock 87150810   5,734,268.00    361,100            Shared-Other  1        Sole
Tele Centro Oeste   Preferred
                      ADR        87923P10   3,570,000.00    510,000            Shared-Other  1        Sole
Teradyne Inc.       Common Stock 88077010   6,781,500.00    225,000            Shared-Other  1        Sole
Terayon Comm.
  Systems           Common Stock 88077510   3,308,000.00    400,000            Shared-Other  1        Sole
TIBCO Software Inc. Common Stock 88632Q10   7,465,000.00    500,000            Shared-Other  1        Sole
Toys R Us           Common Stock 89233510  10,370,000.00    500,000            Shared-Other  1        Sole
Triad Hospitals
  Inc.              Common Stock 89579K10  17,366,395.00    591,700            Shared-Other  1        Sole
Trigon Healthcare   Common Stock 89618L10   6,945,000.00    100,000            Shared-Other  1        Sole
Triton PCS Hldgs.
  Inc.              Common Stock 89677M10   8,805,000.00    300,000            Shared-Other  1        Sole
Turnstone Systems   Common Stock 90042310   2,964,399.00    746,700            Shared-Other  1        Sole


                                7




USA Networks Inc.   Common Stock 90298410  23,213,500.00    850,000            Shared-Other  1        Sole
Vitesse
  Semiconductor     Common Stock 92849710   7,446,000.00    600,000            Shared-Other  1        Sole
Vitria Tech. Inc.   Common Stock 92849Q10   4,417,020.00    694,500            Shared-Other  1        Sole
Washington Mutual   Common Stock 93932210  16,350,000.00    500,000            Shared-Other  1        Sole
Waste Management
  Inc               Common Stock 94106L10  19,146,000.00    600,000            Shared-Other  1        Sole
Western Digital     Common Stock 95810210   8,525,946.00  1,359,800            Shared-Other  1        Sole
WorldCom Inc.
 -WorldCom Gr       Common Stock 98157D10  41,113,600.00  2,920,000            Shared-Other  1        Sole
XL Capital Ltd.     Common Stock G9825510  45,680,000.00    500,000            Shared-Other  1        Sole

 Grand Total                              2,379,959,035  107,568,555







































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